Submission	Mar. 23, 2026
Submission [Line Items]
Central Index Key	0001824893
Registrant Name	Surrozen, Inc./DE
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A